Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
23.	Income Taxes
(a)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

(b)	Hong Kong Profits Tax

Before the year of 2019, the Company’s subsidiaries incorporated in Hong Kong are subject to Hong Kong profit tax at the rate of 16.5%. Effective since the year of 2019, the applicable income tax rate was changed to 8.25% for profit of up to HK$2.0 million and 16.5% for the remainder of taxable income. Dividends income received from subsidiaries in China are not subject to Hong Kong profits tax.

(c)	PRC Enterprise Income Tax (“EIT”)

On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.”

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year Ended December 31,
	2017	2018	2019
PRC statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	(23.48%)	(15.08%)	86.99%
Effect of permanent differences	5.78%	2.55%	25.70%
Additional tax deduction for qualified research and development expenses	-	(2.68%)	(10.84%)
Effect of tax holiday*	-	-	(115.48%)
Difference in tax rate of subsidiaries outside the PRC	(4.43%)	(3.44%)	0.06%
Total	2.87%	6.35%	11.43%

*Yi Ling (Shanghai) Information Technology Co., Limited, fully owned subsidiary of the Group, obtained its software enterprise certificate in June 2019 and is entitled to a one year tax exemption from Corporate Income Tax (“CIT”) in the year of 2019 and a 50% CIT reduction for the succeeding three years thereafter.

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income are as follows:

	Year Ended December 31,
	2017	2018	2019
	US$	US$	US$
Current income tax expense	224,668	1,503,504	56,898
Deferred tax expense/(benefit)	(144,092)	(1,086,380)	192,741
Income tax expense, net	80,576	417,124	249,639

Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2018 and 2019 are as follows:

	Year Ended December 31,
	2018	2019
	US$	US$
Deferred tax assets:
Tax loss carry-forwards	2,030,373	3,706,113
Inventory provision	137,652	66,042
Allowance for doubtful accounts	24,033	46,883
Unrealized Profit	3,719	6,473
Other deductible temporary difference	-	2,112
Total deferred tax assets	2,195,777	3,827,623
Less: Valuation allowance	(1,139,566)	(3,039,926)
Net deferred tax assets	1,056,211	787,697

Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	(210,076)	(138,406)
Net deferred tax liabilities	(210,076)	(138,406)

As of December 31, 2018 and 2019, the PRC entities of the Group had tax loss carryforwards of approximately US$ 2,030,373 and US$ 3,706,113, which can be carried forward to offset taxable income. The carryforwards period for net operating losses under the EIT Law is five years. The net operating loss carry forward of the Group will expire in varying amounts between 2020 and 2024. Other than the expiration, there are no other limitations or restrictions upon the Group’s ability to use these operating loss carryforwards. There is no expiration for the advertising expenses carryforwards.

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. If events occur in the future that allow the Group to realize part or all of its deferred income tax, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

As of December 31, 2018 and 2019, valuation allowances of US$ 1,139,566 and US$ 3,039,926 were provided because it was more likely than not that the Group will not be able to utilize certain tax losses carry forwards and other deferred tax assets generated by its subsidiaries and VIEs.

Movement of valuation allowance is as follows:

	Year Ended December 31,
	2017	2018	2019
	US$	US$	US$
Beginning balance	2,788,084	2,129,655	1,139,566
Current year additions	249,225	423,742	2,108,356
Reversal of valuation allowances	(907,654)	(1,413,831)	(207,996)
Ending balance	2,129,655	1,139,566	3,039,926